INCOME TAXES - Changes in the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Balance at January 1	$ (12,463)	$ (12,300)
Additions	(241)	(163)
Balance at December 31	$ (12,704)	$ (12,463)